Note 13 - Earnings Per Share (Details) - Anti-dilutive Securities Excluded from Comutation of Diluted Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive Securities	268,704	679,744
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive Securities	16,889	48,073	289,795
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive Securities	3,398,045	3,398,045	4,106,016
Preferred Stock - Convertible [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive Securities	89,353,584	35,230,263	3,409,029